Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	March 31,	September 30,
	2020	2019

Plant Equipment	103,009	89,322
Motor Vehicle	111,585	111,585
	214,594	200,907
Less accumulated depreciation	-80,473	-74,786
	$134,121	$126,121

	September 30, 2019	September 30, 2018

Plant Equipment	89,322	65,869
Motor Vehicle	111,585	111,585
	200,907	177,454
Less accumulated depreciation	-74,786	-64,842
	$126,121	$112,612